Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (3,224,449)	$ (3,149,588)
Items not affecting cash
Depreciation (Note 4)	126,165	148,182
Stock-based compensation (Note 7)	2,274	31,688
Deferred share units (Note 8)	0	7,565
Accreted interest (Note 5)	7,937	15,971
Unrealized foreign exchange loss	0	13,118
Change in non-cash operating assets & liabilities
Accounts receivable	24,084	570,213
Investment tax credits	(45,000)	(45,002)
Prepaid expenses, sundry and other assets	(31,683)	(174,740)
Inventory	31,723	(95,181)
Accounts payable, accrued liabilities and employee costs payable	(358,923)	1,164,764
Deferred revenue	(75,000)	(75,000)
Cash flows used in operating activities	(3,542,872)	(1,588,010)
Financing activities
Repayment of 2013 Debenture (Note 5)	(300,000)	0
Proceeds from issuance of shares on exercise of 2018 Pre-Funded Warrants (Note 9)	26,454	0
Cash flows used in financing activities	(273,546)	0
Investing activity
Purchase of property and equipment (Note 4)	(3,790)	(38,825)
Cash flows used in investing activities	(3,790)	(38,825)
Decrease in cash	(3,820,208)	(1,626,835)
Cash, beginning of period	6,641,877	1,897,061
Cash, end of period	2,821,669	270,226
Supplemental cash flow information
Interest paid	63,836	67,860
Taxes paid	$ 0	$ 0